CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	¥ 45,375,234	$ 6,854,473	¥ 31,203,801	¥ 40,882,577
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,119,049	169,046	856,735	955,083
Gain from disposal of equipment	(78,285)	(11,826)	(35,919)	(40,688)
Provision for (net recovery of) doubtful accounts	(841,242)	(127,080)	1,766,286	14,475,074
Provision for slow moving inventories	65,245	9,856	0	2,428,288
Share based compensation	840,286	126,935	2,039,446	2,096,162
Restricted shares issued for management	14,621,838	2,208,804	12,904,723	3,595,146
Loss from investment in unconsolidated entity	4,037,736	609,948	0	0
Deferred tax provision	0	0	0	1,742,098
Restricted shares issued for services	3,050,896	460,874	8,399,240	2,287,415
Income tax benefit	0	0	0	(1,196,253)
Changes in operating assets and liabilities:
Notes receivable	2,116,998	319,798	(1,452,783)	(454,647)
Trade accounts receivable, net	11,972,175	1,808,540	(245,190)	14,658,360
Inventories, net	(4,196,110)	(633,873)	3,597,832	1,191,811
Other receivable, net	(3,241,846)	(489,720)	17,632,104	(1,775,659)
Purchase advance, net	(1,241,102)	(187,483)	(10,534,132)	4,930,479
Prepaid expense	318,759	48,152	(718,130)	716,004
Trade accounts payable	(2,706,304)	(408,820)	812,440	(9,615,363)
Other payables	(151,751)	(22,924)	(189,302)	712,525
Deferred revenue	(1,174,585)	(177,435)	853,044	(1,878,848)
Accrued payroll and employees' welfare	140,828	21,274	1,633,405	134,320
Taxes payable	(269,358)	(40,690)	(78,700)	790,199
Net cash provided by (used in) operating activities	(21,094,570)	(3,186,590)	5,671,073	(285,674)
Cash flows from investing activities:
Investment in unconsolidated entity	(4,037,736)	(609,948)	0	0
Purchases of property and equipment	(1,503,410)	(227,108)	(638,119)	(181,075)
Proceeds from disposal of equipment	32,000	4,834	51,900	60,000
Payments for land use right	(1,361,969)	(205,742)	0	0
Payments and prepayments for construction in progress	(9,157,103)	(1,383,290)	0	0
Net cash used in investing activities	(16,028,218)	(2,421,254)	(586,219)	(121,075)
Cash flows from financing activities:
Proceeds from short-term bank loans	45,000	6,798	0	500,000
Repayments of short-term bank loans	(45,000)	(6,798)	0	(7,500,000)
Proceeds from short-term borrowings	4,600,000	694,885	1,100,000	530,000
Repayments of short-term borrowings	(4,900,000)	(740,204)	(1,330,000)	0
Proceeds from sale of ordinary shares, net of issuance costs	65,004,531	9,819,712	0	171,919
Capital contribution by noncontrolling shareholders	3,700,000	558,929	0	0
Net cash provided by (used in) financing activities	76,888,838	11,614,979	(3,076,964)	(10,183,446)
Effect of exchange rate fluctuation on cash	1,765,249	266,662	(16,231)	62,886
Net increase (decrease) in cash	41,531,299	6,273,797	1,991,659	(10,527,309)
Cash at beginning of year	3,809,279	575,437	1,817,620	12,344,929
Cash at end of year	45,340,578	6,849,237	3,809,279	1,817,620
Supplemental cash flow information
Cash paid during the year for interest	868,042	131,128	571,037	903,368
Cash paid (received) during the year for taxes	(22,671)	(3,425)	284,487	142,477
Non-cash investing and financing activities
Shares issued to settle salary payable	1,554,908	234,887	0	0
AR and short-term borrowings-related parties offset	0	0	0	200,000
Inventories used for fixed assets	0	0	0	1,025,410
Payable for Construction in Progress	3,096,781	467,806	0	0
Non-cash payment for property and equipment purchase	0	0	87,265	0
Issuance of unvested ordinary shares to senior managers	0	0	55,685	0
Receivable for disposal of property and equipment	81,900	12,372	0	0
Related Party [Member]
Changes in operating assets and liabilities:
Trade accounts receivable, net	0	0	0	1,090,453
Other receivable, net	0	0	0	91,021
Purchase advance, net	0	0	0	1,374,034
Prepaid expense	0	0	0	420,000
Other payables	(102,563)	(15,493)	(366,225)	1,869,889
Cash flows from financing activities:
Proceeds from short-term borrowings	20,188,318	3,049,687	13,103,718	12,895,400
Repayments of short-term borrowings	(21,332,036)	(3,222,459)	(15,950,682)	(16,780,765)
Proceeds from long-term borrowings-related party	10,000,000	1,510,620	0	0
Repayments of long-term borrowings-related party	¥ (371,975)	$ (56,191)	¥ 0	¥ 0